Segment reporting, Segment Performance (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024 Segment	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Reportable Segments [Abstract]
Number of reporting segments | Segment	3
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue from contracts with customers		$ 783,207	$ 502,547	$ 160,096
Cost of sales		(273,529)	(188,157)	(65,170)
Gross profit		509,678	314,390	94,926
Research and development costs		(194,637)	(128,537)	(80,687)
Manufacturing and distribution costs		(25,731)	(9,869)	(3,949)
General and administration costs		(129,830)	(74,181)	(47,156)
Operating profit/(loss)		82,130	15,840	(91,930)
Other losses (net)		8,123	(35,854)	(18,751)
Depreciation and amortization		8,018	6,743	5,379
Precision Medicine [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Research and development costs		(111,348)	(80,327)	(48,285)
Therapeutics [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Research and development costs		(82,582)	(47,566)	(32,402)
Manufacturing Solutions [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Research and development costs		(707)	(644)	0
Operating Segments [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue from contracts with customers		783,207	502,547	160,096
Cost of sales		(273,529)	(188,157)	(65,170)
Gross profit		509,678	314,390	94,926
Research and development costs		(194,637)	(128,537)	(80,687)
Selling and marketing expenses		(85,473)	(50,109)	(36,313)
Manufacturing and distribution costs		(25,731)	(9,869)	(3,949)
General and administration costs		(48,693)	(34,622)	(24,582)
Other losses (net)		(8,786)	(35,138)	(17,486)
Operating profit/(loss)		146,358	56,115	(68,091)
Other losses (net)		8,786	35,138	17,486
Depreciation and amortization		6,866	5,787	4,740
Adjusted earnings before interest, tax, depreciation and amortization		162,010	97,040	(45,865)
Operating Segments [Member] | Precision Medicine [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue from contracts with customers		771,106	496,738	156,369
Cost of sales		(270,821)	(188,157)	(65,170)
Gross profit		500,285	308,581	91,199
Research and development costs		(111,348)	(80,327)	(48,285)
Selling and marketing expenses		(84,562)	(49,991)	(36,313)
Manufacturing and distribution costs		(7,807)	(7,601)	(2,564)
General and administration costs		(42,800)	(30,979)	(23,807)
Other losses (net)		(8,909)	(35,138)	(17,496)
Operating profit/(loss)		244,859	104,545	(37,266)
Other losses (net)		8,909	35,138	17,496
Depreciation and amortization		5,573	5,511	4,679
Adjusted earnings before interest, tax, depreciation and amortization		259,341	145,194	(15,091)
Operating Segments [Member] | Therapeutics [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue from contracts with customers		9,351	5,391	3,727
Cost of sales		0	0	0
Gross profit		9,351	5,391	3,727
Research and development costs		(82,582)	(47,566)	(32,402)
Selling and marketing expenses		(136)	(118)	0
Manufacturing and distribution costs		(4)	(76)	(12)
General and administration costs		(92)	(127)	0
Other losses (net)		0	0	10
Operating profit/(loss)		(73,463)	(42,496)	(28,677)
Other losses (net)		0	0	(10)
Depreciation and amortization		0	45	40
Adjusted earnings before interest, tax, depreciation and amortization		(73,463)	(42,451)	(28,647)
Operating Segments [Member] | Manufacturing Solutions [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue from contracts with customers		2,750	418	0
Cost of sales		(2,708)	0	0
Gross profit		42	418	0
Research and development costs		(707)	(644)	0
Selling and marketing expenses		(775)	0	0
Manufacturing and distribution costs		(17,920)	(2,192)	(1,373)
General and administration costs		(5,801)	(3,516)	(775)
Other losses (net)		123	0	0
Operating profit/(loss)		(25,038)	(5,934)	(2,148)
Other losses (net)		(123)	0	0
Depreciation and amortization		1,293	231	21
Adjusted earnings before interest, tax, depreciation and amortization		$ (23,868)	$ (5,703)	$ (2,127)